Shareholder Report, Holdings (Details)	Apr. 30, 2026
Fidelity International Value Factor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity International Value Factor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Value Factor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity International Value Factor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity International Value Factor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity International Value Factor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity International Value Factor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Value Factor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Value Factor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Value Factor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Value Factor ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity International Value Factor ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity International Value Factor ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity International Value Factor ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity International Value Factor ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity International Value Factor ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity International Value Factor ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity International Value Factor ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity International Value Factor ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity International Value Factor ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity International Value Factor ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity International Value Factor ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity International Value Factor ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity International Value Factor ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity International Value Factor ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity International Value Factor ETF | France
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity International Value Factor ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity International Value Factor ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity International Value Factor ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity International Value Factor ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity International Value Factor ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity International Value Factor ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity International Value Factor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity International Multifactor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Multifactor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity International Multifactor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity International Multifactor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Multifactor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Multifactor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Multifactor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Multifactor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Multifactor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Multifactor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Multifactor ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity International Multifactor ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity International Multifactor ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity International Multifactor ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity International Multifactor ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity International Multifactor ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity International Multifactor ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity International Multifactor ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity International Multifactor ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity International Multifactor ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity International Multifactor ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity International Multifactor ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity International Multifactor ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity International Multifactor ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity International Multifactor ETF | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity International Multifactor ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity International Multifactor ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity International Multifactor ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity International Multifactor ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity International Multifactor ETF | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity International Multifactor ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity International Multifactor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity International High Dividend ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity International High Dividend ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity International High Dividend ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity International High Dividend ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity International High Dividend ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity International High Dividend ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity International High Dividend ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity International High Dividend ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity International High Dividend ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity International High Dividend ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity International High Dividend ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity International High Dividend ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity International High Dividend ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity International High Dividend ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity International High Dividend ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity International High Dividend ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International High Dividend ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity International High Dividend ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity International High Dividend ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity International High Dividend ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity International High Dividend ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity International High Dividend ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity International High Dividend ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity International High Dividend ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity International High Dividend ETF | France
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity International High Dividend ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity International High Dividend ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity International High Dividend ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity International High Dividend ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity International High Dividend ETF | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity International High Dividend ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity International High Dividend ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Emerging Markets Multifactor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Emerging Markets Multifactor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Emerging Markets Multifactor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Emerging Markets Multifactor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Emerging Markets Multifactor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Emerging Markets Multifactor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Emerging Markets Multifactor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Emerging Markets Multifactor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Emerging Markets Multifactor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Emerging Markets Multifactor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Emerging Markets Multifactor ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Emerging Markets Multifactor ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Emerging Markets Multifactor ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Emerging Markets Multifactor ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Emerging Markets Multifactor ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Markets Multifactor ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Emerging Markets Multifactor ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Emerging Markets Multifactor ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Emerging Markets Multifactor ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Emerging Markets Multifactor ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Emerging Markets Multifactor ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Emerging Markets Multifactor ETF | China
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity Emerging Markets Multifactor ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Emerging Markets Multifactor ETF | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Emerging Markets Multifactor ETF | India
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Emerging Markets Multifactor ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Emerging Markets Multifactor ETF | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Emerging Markets Multifactor ETF | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Emerging Markets Multifactor ETF | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Emerging Markets Multifactor ETF | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Emerging Markets Multifactor ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Emerging Markets Multifactor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Emerging Markets Multifactor ETF | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Fundamental Developed International ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Fundamental Developed International ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Fundamental Developed International ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Fundamental Developed International ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Fundamental Developed International ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Fundamental Developed International ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Fundamental Developed International ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Fundamental Developed International ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Fundamental Developed International ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fundamental Developed International ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fundamental Developed International ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Fundamental Developed International ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Fundamental Developed International ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Fundamental Developed International ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Fundamental Developed International ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Fundamental Developed International ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Fundamental Developed International ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Fundamental Developed International ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Fundamental Developed International ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Fundamental Developed International ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Fundamental Developed International ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Fundamental Developed International ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Fundamental Developed International ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Fundamental Developed International ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Fundamental Developed International ETF | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Fundamental Developed International ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Fundamental Developed International ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Fundamental Developed International ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Fundamental Developed International ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Fundamental Developed International ETF | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Fundamental Developed International ETF | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Fundamental Developed International ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Fundamental Developed International ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Fundamental Global ex US ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Fundamental Global ex US ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Fundamental Global ex US ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Fundamental Global ex US ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fundamental Global ex US ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Fundamental Global ex US ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Fundamental Global ex US ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Fundamental Global ex US ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Fundamental Global ex US ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Fundamental Global ex US ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Fundamental Global ex US ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Fundamental Global ex US ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Fundamental Global ex US ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Fundamental Global ex US ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Fundamental Global ex US ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Fundamental Global ex US ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Fundamental Global ex US ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Fundamental Global ex US ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Fundamental Global ex US ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Fundamental Global ex US ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Fundamental Global ex US ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Fundamental Global ex US ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Fundamental Global ex US ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Fundamental Global ex US ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Fundamental Global ex US ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Fundamental Global ex US ETF | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Fundamental Global ex US ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Fundamental Global ex US ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Fundamental Global ex US ETF | China
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Fundamental Global ex US ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Fundamental Global ex US ETF | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Fundamental Global ex US ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Fundamental Global ex US ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Fundamental Emerging Markets ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Fundamental Emerging Markets ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Fundamental Emerging Markets ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Fundamental Emerging Markets ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Fundamental Emerging Markets ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Fundamental Emerging Markets ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Fundamental Emerging Markets ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Fundamental Emerging Markets ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Fundamental Emerging Markets ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Fundamental Emerging Markets ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Fundamental Emerging Markets ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Fundamental Emerging Markets ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Fidelity Fundamental Emerging Markets ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Fundamental Emerging Markets ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Fundamental Emerging Markets ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Fundamental Emerging Markets ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Fundamental Emerging Markets ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Fundamental Emerging Markets ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Fundamental Emerging Markets ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Fundamental Emerging Markets ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Fundamental Emerging Markets ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Fundamental Emerging Markets ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Fundamental Emerging Markets ETF | China
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity Fundamental Emerging Markets ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Fundamental Emerging Markets ETF | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Fundamental Emerging Markets ETF | India
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Fundamental Emerging Markets ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Fundamental Emerging Markets ETF | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Fundamental Emerging Markets ETF | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Fundamental Emerging Markets ETF | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fundamental Emerging Markets ETF | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Fundamental Emerging Markets ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Fundamental Emerging Markets ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%